Other intangible assets (Tables)	12 Months Ended
Dec. 31, 2012
Other intangible assets
	2012			2011

end of	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount

Other intangible assets (CHF million)

Tradenames/trademarks	25	(21)	4	26	(21)	5

Client relationships	314	(146)	168	369	(193)	176

Other	8	(2)	6	7	(1)	6

Total amortizing other intangible assets	347	(169)	178	402	(215)	187

Non-amortizing other intangible assets	65	–	65	101	–	101

of which mortgage servicing rights, at fair value	43	–	43	70	–	70

Total other intangible assets	412	(169)	243	503	(215)	288

Additional information
Additional information
in	2012	2011	2010

Aggregate amortization and impairment (CHF million)

Aggregate amortization	28	30	34

Impairment	7	0	1

Estimated amortization
Estimated amortization
Estimated amortization (CHF million)

2013	25

2014	24

2015	23

2016	19

2017	19

Bank
Other intangible assets
	2012			2011

end of	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount

Other intangible assets (CHF million)

Tradenames/trademarks	25	(21)	4	26	(21)	5

Client relationships	303	(142)	161	357	(189)	168

Other	8	(2)	6	7	(1)	6

Total amortizing other intangible assets	336	(165)	171	390	(211)	179

Non-amortizing other intangible assets	72	–	72	101	–	101

of which mortgage servicing rights, at fair value	43	–	43	70	–	70

Total other intangible assets	408	(165)	243	491	(211)	280

Additional information
Additional information
in	2012	2011	2010

Aggregate amortization and impairment (CHF million)

Aggregate amortization	28	30	33

Impairment	0	0	1

Estimated amortization
Estimated amortization
Estimated amortization (CHF million)

2013	25

2014	24

2015	23

2016	19

2017	19